Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 1.80	$ 1.80
Ordinary shares, authorized	900,000,000	50,000,000
Ordinary shares, issued	5,479,231	1,664,884
Ordinary shares, outstanding	5,479,231	1,664,884